Segment Information - Summary of revenue and assets by geographical area wise (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue	R$ 6,987,180	R$ 3,403,709	R$ 14,505,174	R$ 6,318,859
Non-current assets	44,028,398		44,028,398		R$ 11,754,455
Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			8,138,082	4,048,390	4,048,390
Non-current assets	9,204,837		9,204,837		4,574,087
Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			3,771,535
Non-current assets	25,758,269		25,758,269
TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			1,872,436	1,717,823	1,717,823
Non-current assets	7,726,417		7,726,417		6,146,960
Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			723,121	R$ 552,646	552,646
Non-current assets	1,338,875		1,338,875		1,033,408
Asia [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Asia [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			653,102
Non-current assets	245,854		245,854
Asia [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			101,024		137,196
Non-current assets	170,999		170,999		140,760
Asia [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			356,245		225,245
Non-current assets	298,185		298,185		227,670
North America [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			1,650,053		345,507
Non-current assets	699,318		699,318		185,646
North America [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
North America [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			269,200		305,852
Non-current assets	626,188		626,188		523,351
North America [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			113,706		88,129
Non-current assets	365,465		365,465		272,676
Mexico [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			1,328,100		343,888
Non-current assets	602,043		602,043		183,250
Mexico [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Mexico [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Mexico [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Other [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			321,953		1,619
Non-current assets	97,275		97,275		2,396
Other [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Other [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			269,200		305,852
Non-current assets	626,188		626,188		523,351
Other [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			113,706		88,129
Non-current assets	365,465		365,465		272,676
South America [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			6,485,785		3,700,224
Non-current assets	8,495,351		8,495,351		4,378,676
South America [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
South America [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
South America [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Brazil [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			4,533,315		2,776,153
Non-current assets	6,985,784		6,985,784		4,197,259
Brazil [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Brazil [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Brazil [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Argentina [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			690,221		355,098
Non-current assets	355,420		355,420		63,050
Argentina [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Argentina [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Argentina [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Other [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			1,262,249		568,973
Non-current assets	1,154,147		1,154,147		118,367
Other [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Other [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Other [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
EMEA [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			2,244		2,659
Non-current assets	10,168		10,168		9,765
EMEA [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			3,118,433
Non-current assets	25,512,415		25,512,415
EMEA [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			1,351,971		1,157,888
Non-current assets	6,452,367		6,452,367		5,105,903
EMEA [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			154,393		100,838
Non-current assets	234,424		234,424		190,442
United Kingdom [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
United Kingdom [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			371,923
Non-current assets	23,781,822		23,781,822
United Kingdom [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			1,083,032		881,543
Non-current assets	5,780,380		5,780,380		4,602,066
United Kingdom [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			82,005		48,801
Non-current assets	97,827		97,827		76,073
Other [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			2,244		2,659
Non-current assets	10,168		10,168		9,765
Other [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			2,746,510
Non-current assets	1,730,593		1,730,593
Other [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			268,939		276,345
Non-current assets	671,987		671,987		503,837
Other [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			72,388		52,037
Non-current assets	136,597		136,597		114,369
Oceania [Member] | Natura & Co Latam [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Oceania [Member] | Avon International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue
Non-current assets
Oceania [Member] | TBS International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			150,241		116,887
Non-current assets	476,863		476,863		376,946
Oceania [Member] | Aesop International [Member]
Disclosure Of Revenue And Assets By Geographical Area Wise [Line Items]
Net revenue			98,777		138,434
Non-current assets	R$ 440,801		R$ 440,801		R$ 342,620